Subsequent events	12 Months Ended
Mar. 31, 2025
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Subsequent events
33.	Subsequent events
(Determination of plan regarding the execution of a partial spin-off of Sony Financial Group Inc.)
At a meeting of Sony Group Corporation’s Board of Directors (the “Board”) held on May 14, 2025, Sony Group Corporation decided to submit a resolution for the execution of a partial spin-off (the “Partial Spin-off of the Financial Services business”) of Sony Financial Group Inc. (“SFGI”), a wholly-owned subsidiary engaged in the Financial Services business, as of October 1, 2025, to the Board in early September 2025. In the Partial Spin-off of the Financial Services business, Sony Group Corporation plans to distribute slightly more than 80% of
the shares of common stock of SFGI (“SFGI share(s)”) to shareholders of Sony Group Corporation through dividends in kind. As a result of the Board resolution on May 14, 2025 on the plan for the execution of the Partial Spin-off of the Financial Services business, the Financial Services business will be classified as a discontinued operation, in accordance with IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations,” from the first quarter of the fiscal year ending March 31, 2026. As a result, in the consolidated statements of income, consolidated statements of comprehensive income and consolidated statements of cash flows, revenue, expenses, other comprehensive income and cash flows of the Financial Services business, among other items, will be separated from continuing operations, comprised of Sony’s businesses excluding the Financial Services business, and presented as net income or loss from discontinued operations, other comprehensive income from discontinued operations, and net cash from discontinued operations, respectively. Additionally, in the consolidated statements of financial position, assets and liabilities of the Financial Services business will be classified as a disposal group held for distribution to owners. Accumulated other comprehensive income directly related to the disposal group will also be classified as held for distribution to owners.
The disposal group classified as held for distribution to owners will be valued at the lower of its carrying amount, or its fair value less the incremental costs directly attributable to the distribution of the disposal group, excluding finance costs and income tax expense. If the fair value after deducting such incremental costs is less than the carrying amount, the difference will be recorded as a loss within net income or loss from discontinued operations.
Upon the resolution of the Board for the distribution of dividends in kind, in accordance with IFRIC
®
Interpretation 17 “Distributions of Non-cash Assets to Owners,” Sony Group Corporation will reduce its equity by an amount equal to the fair value of the SFGI shares to be distributed as dividends in kind and record such reduction in equity as a liability.
In addition, upon the execution of the Partial Spin-off of the Financial Services business, Sony Group Corporation will account for the loss of control of the Financial Services business (“deconsolidation”) in accordance with IFRS 10 “Consolidated Financial Statements.” In addition to the derecognition of assets and liabilities of the Financial Services business which had been classified as the disposal group, such deconsolidation mainly includes the following treatments: (1) reducing the amount of the liability corresponding to the fair value of the SFGI shares to be distributed as dividends in kind, and recording the difference between the fair value of such SFGI shares and the carrying amount of the portion of the disposal group corresponding to the equity interest in SFGI to be distributed as dividends in kind in net income or loss from discontinued operations; (2) reclassifying the Financial Services business’s accumulated other comprehensive income balance at the time of deconsolidation, which is mainly related to debt instruments and insurance contract liabilities, to net income or loss from discontinued operations (For reference, the total accumulated other comprehensive income recorded in the Financial

Services business as of the end of March 2025 was a loss of
approximately 1.4 trillion
yen. This accounting treatment is a reclassification between items within equity and does not affect the amount of total equity in the consolidated statements of financial position.); and (3) remeasuring the SFGI shares that Sony Group Corporation retains after the Partial Spin-off of the Financial Services business at fair value, and recording any difference between the carrying amount of the disposal group corresponding to the equity interest in SFGI which Sony Group Corporation retains and such fair value in net income or loss from discontinued operations.
After the execution of the Partial Spin-off of the Financial Services business, it is expected that Sony Group Corporation will hold slightly less than 20% of
SFGI shares and SFGI will no longer be a consolidated subsidiary of Sony Group Corporation, but will become an affiliate of Sony Group Corporation accounted for using the equity method.
(Establishment of a facility for the repurchase of shares of its own common stock)
Sony Group Corporation approved the establishment of the following facility for the repurchase of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation at the meeting of its Board of Directors held on May 14, 2025.

1.	Total number of shares for repurchase: 100 million shares (maximum)

2.	Total purchase price for repurchase of shares: 250 billion yen (maximum)

3.	Period of repurchase: May 15, 2025 to May 14, 2026